Note 5 - Receivables - Schedule of Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
GST receivables	$ 494	$ 1,071
Grant receivables	570	0
Other	246	10
Trade and other current receivables	$ 1,310	$ 1,081